UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7141
                      (Investment Company Act File Number)


                    Federated World Investment Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 8/31/07








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

 SHARES                                                                           VALUE IN
                                                                              U.S. DOLLARS
               COMMON STOCKS--96.8%
               AUTOMOBILES & COMPONENTS--1.9%
    23,300     Continental Ag                                               $    3,028,353
    40,700     Yamaha Motor Co.                                                  1,072,070
                  TOTAL                                                          4,100,423
               BANKS--15.5%
   438,630     Akbank T.A.S.                                                     2,801,023
   197,450     Banco Santander Central Hispano, S.A.                             3,604,280
   216,800     Bank of Cyprus Public Co. Ltd.                                    3,620,815
    45,700     Commerzbank AG, Frankfurt                                         1,873,247
   927,200     Dah Sing Banking Group Ltd.                                       2,028,564
    97,830     EFG Eurobank                                                      3,331,721
    97,830   1 EFG Eurobank, Rights                                                 89,290
    43,510     Erste Bank Der Oesterreichischen Sparkassen AG                    3,152,649
    56,700     Hana Financial Holdings                                           2,683,022
   369,068     Intesa Sanpaolo                                                   2,780,277
       171     Mitsubishi UFJ Financial Group, Inc.                              1,639,261
   149,757     Royal Bank of Scotland PLC, Edinburgh                             1,734,690
       213     Sumitomo Mitsui Financial Group, Inc.                             1,683,176
   164,000     United Overseas Bank Ltd.                                         2,237,806
                  TOTAL                                                         33,259,821
               CAPITAL GOODS--6.2%
   144,000     ABB Ltd.                                                          3,537,762
    27,100     Fanuc Ltd.                                                        2,637,680
   108,670     Sandvik AB                                                        2,209,492
    39,700     Siemens AG                                                        4,985,755
                  TOTAL                                                         13,370,689
               COMMERCIAL SERVICES & SUPPLIES--2.4%
   344,410     Serco Group PLC                                                   2,932,176
   372,530   1 Xchanging Ltd.                                                    2,125,653
                  TOTAL                                                          5,057,829
               CONSUMER DURABLES & APPAREL--2.0%
   114,970     Geox SpA                                                          2,093,980
    65,500     Shimano, Inc.                                                     2,104,327
                  TOTAL                                                          4,198,307
               CONSUMER SERVICES--1.3%
   390,100     Rezidor Hotel Group AB                                            2,870,066
               DIVERSIFIED FINANCIALS--0.8%
    26,500     Credit Suisse Group                                               1,730,644
               ENERGY--9.3%
    82,060     Aker Kvaerner ASA                                                 2,062,039
   381,460     BP PLC                                                            4,287,839
 1,616,000     China Oilfield Services Ltd.                                      3,108,629
   101,420   1 TGS Nopec Geophysical Co. ASA                                     1,743,957
   180,800     Talisman Energy, Inc.                                             3,102,364
    46,040     Total SA, Class B                                                 3,465,167
    21,300   1 Transocean Sedco Forex, Inc.                                      2,238,417
                  TOTAL                                                         20,008,412
               FOOD BEVERAGE & TOBACCO--5.0%
   121,300     Diageo PLC                                                        2,590,009
    44,100     Hellenic Bottling Co.S.A.                                         2,103,833
    32,510     InBev                                                             2,666,061
     7,650     Nestle SA                                                         3,325,399
                  TOTAL                                                         10,685,302
               HEALTH CARE EQUIPMENT & SERVICES--3.7%
    43,290   1 Gerresheimer AG                                                   2,282,208
    28,830     Sonova Holding AG                                                 2,546,980
    26,410     Synthes, Inc.                                                     3,016,975
                  TOTAL                                                          7,846,163
               INSURANCE--3.6%
   102,577     AXA                                                               4,109,620
    17,100     Allianz SE                                                        3,664,685
                  TOTAL                                                          7,774,305
               MATERIALS--11.9%
    55,950     Anglo American PLC                                                3,208,295
    73,800     Cemex S.A. de C.V., ADR                                           2,383,002
    57,800     Companhia Vale Do Rio Doce, ADR                                   2,851,274
    20,484     Linde AG                                                          2,403,957
    30,530     Potash Corp. of Saskatchewan, Inc.                                2,705,490
    34,500     Rio Tinto PLC                                                     2,385,931
   104,400   1 Symrise AG                                                        2,709,269
   405,100     Taiyo Nippon Sanso Corp.                                          3,582,541
   246,700     Tokuyama Corp.                                                    3,351,404
                  TOTAL                                                         25,581,163
               MEDIA--1.3%
    70,700     Vivendi SA                                                        2,890,294
               PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--3.2%
    18,020     Roche Holding AG                                                  3,130,284
    46,200     Shire PLC, ADR                                                    3,637,788
                  TOTAL                                                          6,768,072
               REAL ESTATE--2.4%
   110,000     Mitsubishi Estate Co. Ltd.                                        2,944,987
   157,700     Sun Hung Kai Properties                                           2,107,345
                  TOTAL                                                          5,052,332
               RETAILING--2.3%
   644,000     Li & Fung Ltd.                                                    2,386,822
    26,480     Yamada Denki                                                      2,657,376
                  TOTAL                                                          5,044,198
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
     5,412     Samsung Electronics Co.                                           3,408,816
    28,900     Tokyo Electron Ltd.                                               2,066,603
                  TOTAL                                                          5,475,419
               SOFTWARE & SERVICES--4.6%
   104,600     Capcom Co. Ltd.                                                   2,249,365
     5,300     Nintendo Corp. Ltd.                                               2,457,984
    42,000     SAP AG                                                            2,261,688
   110,500     Satyam Computer Services Ltd., ADR                                2,815,540
                  TOTAL                                                          9,784,577
               TECHNOLOGY HARDWARE & EQUIPMENT--7.8%
 1,080,467     Acer Sertek, Inc.                                                 1,895,728
   882,875     Delta Electronics, Inc.                                           3,290,716
    39,400     Ibiden Co. Ltd.                                                   3,351,671
    10,400     Keyence Corp.                                                     2,307,419
    50,100     Nidec Corp.                                                       3,513,360
    75,010     Nokia Oyj                                                         2,469,747
                  TOTAL                                                         16,828,641
               TELECOMMUNICATION SERVICES--7.8%
    53,950     America Movil S.A.B. de C.V., Class L, ADR                        3,261,817
    82,000   1 Bharti Airtel Ltd.                                                1,765,382
    86,000     Hellenic Telecommunication Organization SA                        2,811,683
    34,300   1 Millicom International Cellular S.A., ADR                         2,892,519
   153,700     Tele2 AB, Class B                                                 2,807,530
   971,819     Vodafone Group PLC                                                3,131,171
                  TOTAL                                                         16,670,102
               UTILITIES--1.2%
   110,294     Enagas                                                            2,509,140
                  TOTAL COMMON STOCKS (IDENTIFIED COST $170,451,573)           207,505,899
               PREFERRED STOCKS--2.8%
               HEALTH CARE EQUIPMENT & SERVICES--1.4%
    41,610     Fresenius SE, Pfd.                                                3,062,026
               MEDIA--1.4%
   195,092     Net Servicos de Comunicacao SA, Preference                        2,933,340
                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,570,997)            5,995,366
               MUTUAL FUND--0.0%
    51,044 2,3 Prime Value Obligations Fund, Institutional Shares, 5.33%            51,044
               (AT NET ASSET VALUE)
                  TOTAL INVESTMENTS --- 99.6%                                  213,552,309
                  (IDENTIFIED COST $176,073,614)4
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                    913,690
                  TOTAL NET ASSETS --- 100%                                 $  214,465,999

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $176,073,614. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $37,478,695. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,579,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,100,683.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt





FEDERATED INTERNATIONAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES OR          VALUE IN
  FOREIGN        U.S. DOLLARS
  CURRENCY
  PAR AMOUNT

                      COMMON STOCKS--1.0%
                      TELECOMMUNICATIONS & CELLULAR--1.0%
        1,285,485   1 Jazztel PLC                                                                       $     735,483
            2,500   1 Satelites Mexicanos SA de CV, Class INS                                                 875,000
                         TOTAL COMMON STOCKS (IDENTIFIED COST $2,361,575)                                   1,610,483
                      CORPORATE BONDS--29.9%
                      AEROSPACE & DEFENSE--0.6%
  $     1,000,000     Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                              978,800
                      BANKING--4.1%
        1,750,000 2,3 Banco Credito del Peru, Sub. Note, Series 144A, 6.95%, 11/7/2021                      1,840,399
        1,426,423 2,3 Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019           1,337,271
          500,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015          447,500
        1,500,000     National Factoring Co., 1/3/2009                                                      1,488,750
        1,500,000 2,3 VTB Capital SA, Bond, Series 144A, 6.25%, 6/30/2035                                   1,473,525
                         TOTAL                                                                              6,587,445
                      BROADCAST RADIO & TV--1.8%
        2,500,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                       2,964,500
                      BUILDING MATERIALS--0.7%
        1,000,000 2,3 Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020                           1,044,750
                      CABLE & WIRELESS TELEVISION--0.7%
        1,150,452     Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013                                 1,133,195
                      CONTAINER & GLASS PRODUCTS--1.5%
        1,300,000     Vitro SA, Note, 11.75%, 11/1/2013                                                     1,397,500
        1,000,000 2,3 Vitro SA, Series 144A, 9.125%, 2/1/2017                                                 967,500
                         TOTAL                                                                              2,365,000
                      FOOD PRODUCTS--0.6%
        1,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                              1,007,500
                      HOTELS, MOTELS, INNS & CASINOS--0.9%
        1,500,000 2,3 Grupo Posadas SA de C.V., Sr. Note, Series 144A, 8.75%, 10/4/2011                     1,507,500
                      METALS & MINING--3.4%
        1,500,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                    1,526,250
        2,000,000     Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014                              2,189,000
        1,750,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                1,782,813
                         TOTAL                                                                              5,498,063
                      OIL & GAS--7.2%
        2,960,000 2,3 Gazprom SA, Note, Series 144A, 8.625%, 4/28/2034                                      3,651,160
        2,200,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                          2,511,190
        1,250,000 2,3 Gazprom, Series 144A, 5.03%, 2/25/2014                                                1,604,474
        3,000,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017             3,015,000
        1,000,000 2,3 Transportadora de Gas de Sur S.A., Series 144A, 7.875%, 5/14/2017                       872,500
                         TOTAL                                                                             11,654,324
                      SOVEREIGN--2.0%
        3,000,000     United Mexican States, Series MTNA, 6.75%, 9/27/2034                                  3,273,300
                      STATE/PROVINCIAL--0.3%
    1,000,000,000 2,3 Bogota Distrio Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028                         422,901
                      STEEL--2.1%
        1,200,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.50%, 1/15/2015                        1,371,000
        1,825,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013             2,025,750
                         TOTAL                                                                              3,396,750
                      TELECOMMUNICATIONS & CELLULAR--1.8%
        5,500,000     America Movil S.A.B. de C.V., Bond, 9.00%, 1/15/2016                                    515,906
        2,000,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                2,340,000
                         TOTAL                                                                              2,855,906
                      UTILITIES--2.2%
        1,000,000 2,3 ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017                               1,030,000
        2,300,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.74%, 8/23/2011         2,507,000
                         TOTAL                                                                              3,537,000
                         TOTAL CORPORATE BONDS (IDENTIFIED COST $46,096,012)                               48,226,934
                      GOVERNMENTS/AGENCIES--52.1%
                      SOVEREIGN--52.1%
        6,814,821     Argentina, Government of, Note, 8.28%, 12/31/2033                                     5,860,747
            7,100     Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015                               5,686,203
        5,875,000     Brazil, Government of, 6.00%, 1/17/2017                                               5,860,313
        2,000,000     Colombia, Government of, 8.25%, 12/22/2014                                            2,228,200
    2,821,000,000     Colombia, Government of, 9.85%, 6/28/2027                                             1,195,612
        2,400,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                      2,551,200
        1,200,000     El Salvador, Government of, Bond, 7.75%, 1/24/2023                                    1,330,800
           12,100   4 Letra Tesouro Nacional, (Original Issue Yield: 11.07% - 11.13%), 1/1/2008             5,959,509
        3,200,000     Mexico, Government of, Note, 8.125%, 12/30/2019                                       3,887,200
        3,110,000     Philippines, Government of, 9.00%, 2/15/2013                                          3,475,425
        1,250,000     Philippines, Government of, 9.875%, 1/15/2019                                         1,542,188
        1,600,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                   1,980,000
        1,400,000     Philippines, Government of, Note, 8.25%, 1/15/2014                                    1,519,000
        2,000,000     Republic of Ecuador, 10.00%, 8/15/2030                                                1,760,000
        2,237,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                     2,334,310
       11,741,000 2,3 Russia, Government of, Unsub., 7.50%, 3/31/2030                                      13,036,032
        3,760,000     Turkey, Government of, 10.00%, 2/15/2012                                              2,979,650
        3,280,000     Turkey, Government of, 6.875%, 3/17/2036                                              3,054,500
        3,000,000     Turkey, Government of, 7.00%, 9/26/2016                                               3,033,750
        3,500,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                         3,596,250
        6,000,000     United Mexican States, Note, 5.625%, 1/15/2017                                        6,009,000
        1,400,000     Venezuela, Government of, Bond, 9.25%, 9/15/2027                                      1,389,500
        4,300,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                      3,693,915
                         TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $83,374,580)                          83,963,304
                      MUTUAL FUND--17.9%
       28,948,033 5,6 Prime Value Obligations Fund, Institutional Shares, 5.33% (AT NET ASSET VALUE)       28,948,033
                         TOTAL INVESTMENTS-100.9%                                                         162,748,754
                         (IDENTIFIED COST $160,780,200)7
                         OTHER ASSETS AND LIABILITIES - NET-(0.9)%                                        (1,509,340)
                         TOTAL NET ASSETS-100%                                                          $ 161,239,414

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $43,199,202, which represented 26.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At August 31, 2007, these liquid restricted securities amounted to $43,199,202, which represented 26.8% of total net assets.

4    Zero coupon bond.

5    7-Day net yield.

6    Affiliated company.

7 At August 31, 2007, the cost of investments for federal tax purposes was $160,895,771. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from outstanding foreign currency commitments and swap contracts was $1,852,983. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,761,661 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,908,678.

    At August 31, 2007, the Fund had outstanding foreign currency commitments as follows:
    SETTLEMENT DATE                                           IN EXCHANGE FOR    CONTRACTS AT VALUE     UNREALIZED APPRECIATION/
                             FOREIGN CURRENCY                                                                     (DEPRECIATION)
                             UNITS TO DELIVER/RECEIVE
    CONTRACTS PURCHASED:
    9/05/2007                783,251 Brazilian Real               $397,589            $399,210                            $1,621
    9/05/2007                15,656,250 Brazilian Real           $8,272,787          $7,975,201                       $(297,586)
    9/05/2007                5,757,325 Brazilian Real            $2,783,333          $2,932,747                         $149,414
    9/05/2007                9,898,925 Brazilian Real            $4,906,774          $5,042,454                         $135,680
    9/14/2007                4,643,373 Euro                      $6,348,652          $6,329,481                        $(19,172)
    9/14/2007                4,788,898 Euro                      $6,424,068          $6,527,850                         $103,782
    9/14/2007                4,591,050 Euro                      $6,191,028          $6,258,158                          $67,130
    9/14/2007                3,052,342 Euro                      $4,132,717          $4,160,713                          $27,996
    9/14/2007                724,780,600 Japanese Yen            $6,211,961          $6,271,851                          $59,890
    9/14/2007                707,889,400 Japanese Yen            $6,158,237          $6,125,684                        $(32,553)
    9/14/2007                474,663,648 Japanese Yen            $4,123,208          $4,107,477                        $(15,730)
    9/14/2007                726,386,000 Japanese Yen            $6,258,441          $6,285,744                          $27,302
    9/28/2007                720,594,600 Japanese Yen            $6,202,665          $6,248,016                          $45,351
    9/21/2007                32,387,200 Mexican Peso             $2,900,000          $2,932,647                          $32,647
    CONTRACTS SOLD:
    9/05/2007                7,828,125 Brazilian Real            $4,160,577          $3,987,601                         $172,976
    9/05/2007                15,656,250 Brazilian Real           $8,149,628          $7,975,201                         $174,427
    9/05/2007                783,251 Brazilian Real               $402,493            $398,983                            $3,509
    9/05/2007                7,828,125 Brazilian Real            $4,175,000          $3,987,601                         $187,400
    9/24/2007                16,935,071 Brazilian Real           $8,300,000          $8,608,018                       $(308,018)
    9/27/2007                12,983,750 Brazilian Real           $6,500,000          $6,597,333                        $(97,333)
    10/2/2007                783,251 Brazilian Real               $394,983            $397,771                          $(2,788)
    9/14/2007                213,080 Euro                         $290,844            $290,454                              $390
    9/14/2007                4,600,000 Euro                      $6,211,961          $6,270,358                        $(58,397)
    9/14/2007                4,600,000 Euro                      $6,158,237          $6,270,358                       $(112,121)
    9/14/2007                3,062,583 Euro                      $4,123,208          $4,174,673                        $(51,465)
    9/14/2007                4,600,000 Euro                      $6,258,441          $6,270,358                        $(11,917)
    9/28/2007                4,600,000 Euro                      $6,202,665          $6,274,375                        $(71,710)
    9/14/2007                726,386,000 Japanese Yen            $6,348,652          $6,285,744                          $62,909
    9/14/2007                724,780,600 Japanese Yen            $6,424,068          $6,271,851                         $152,216
    9/14/2007                707,889,400 Japanese Yen            $6,191,028          $6,125,684                          $65,344
    9/14/2007                474,663,648 Japanese Yen            $4,132,717          $4,107,477                          $25,240
    9/21/2007                32,387,200 Mexican Peso             $2,916,321          $2,932,647                        $(16,326)
    9/24/2007                1,342,300,000 Colombian Peso         $620,000            $617,961                            $2,039
    9/24/2007                2,261,700,000 Colombian Peso        $1,050,000          $1,041,229                           $8,771
    NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                                           $410,918

At August 31, 2007, the Fund had the following outstanding credit default swaps:

CREDIT DEFAULT  REFERENCE ENTITY                   BUY/SELL PAY/       EXPIRATION NOTIONAL   UNREALIZED APPRECIATION/
SWAPS                                                       RECEIVE    DATE       AMOUNT               (DEPRECIATION)
COUNTERPARTY                                                FIXED RATE
JP Morgan Chase Republic of Hungary 4.75, 2/3/2015 Buy      1.000%     11/20/2011 $1,500,000                   $1,355
Lehman Brothers Government of Brazil               Buy      0.000%     8/20/2012  $5,700,000               $(133,290)
Lehman Brothers Government of Brazil               Buy      1.000%     8/20/2012  $2,850,000                 (69,106)
    TOTAL UNREALIZED DEPRECIATION ON SWAP CONTRACTS                                                        $(201,041)


   Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

   Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

   Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


   Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.





   The following acronym is used throughout this portfolio:

 INS --Insured








FEDERATED INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

  SHARES     VALUE

                COMMON STOCKS-99.0%
                AUTOMOBILES & COMPONENTS-2.0%
  1,281,070   1 Ducati Motor Holding SpA                                                           $   3,704,053
    966,199     IMMSI SpA                                                                              2,638,989
    190,350     Nokian Renkaat Oyj                                                                     6,690,048
                   TOTAL                                                                              13,033,090
                BANKS--1.7%
     93,900     Atrium Co. Ltd.                                                                        2,659,919
    289,361     Bank of Cyprus Public Co. Ltd.                                                         4,832,669
     29,695     Interhyp AG                                                                            3,355,088
                   TOTAL                                                                              10,847,676
                CAPITAL GOODS--26.6 %
    278,349     Abengoa SA                                                                            12,399,210
    126,400     Andritz AG                                                                             8,180,667
     49,730     Arcadis NV                                                                             3,984,741
  1,443,609     Ashtead Group PLC                                                                      3,740,221
     48,773     Bauer AG                                                                               3,670,865
     21,800     Bekaert NV                                                                             2,865,764
    139,500     Boskalis Westminster NV                                                                6,033,573
     44,307     Carbone Lorraine                                                                       3,180,823
    358,400   1 Charter PLC                                                                            8,057,261
     57,696     Demag Cranes AG                                                                        2,668,346
    643,531     Fenner PLC                                                                             3,071,879
    257,013     Gamesa Corporacion Tecnologica SA                                                     10,244,388
  2,773,100     Gamuda BHD                                                                             5,939,811
     45,000     Geberit International AG                                                               6,625,858
    191,092     Haulotte Group                                                                         7,603,800
  1,436,350     IJM Corp. Berhad                                                                       2,994,532
    728,000     Keppel Corp. Ltd.                                                                      6,113,032
    192,746     Kingspan Group                                                                         4,988,794
    128,350     Konecranes Oyj                                                                         4,872,922
     45,110     MTU Aero Engines GmbH                                                                  2,870,379
  5,886,900   1 Malaysian Res Cp                                                                       4,421,686
    157,000     Mori Seiki Co.                                                                         3,911,780
     31,137     Nexans SA                                                                              5,033,973
     99,230     Obrascon Huarte Lain, SA                                                               3,907,938
     85,326   1 Q-Cells AG                                                                             7,555,294
    116,403   1 SGL Carbon AG                                                                          5,575,318
    105,200     SNC-Lavalin Group, Inc.                                                                4,124,318
  2,972,200     Sembcorp Marine Ltd.                                                                   8,150,225
    134,304     Solarworld AG                                                                          6,622,990
      3,893     Sulzer AG-Reg                                                                          5,162,113
     72,379   1 Wacker Construction Equipment AG                                                       2,188,881
  2,136,600     Zelan Bhd                                                                              3,203,527
     50,100     Zodiac SA                                                                              3,617,181
                   TOTAL                                                                             173,582,090
                COMMERCIAL SERVICES & SUPPLIES--1.9%
    137,953   1 General de Alquiler de Maquinaria                                                      4,976,291
    572,125     Michael Page International PLC                                                         5,534,145
     64,359     USG People NV                                                                          2,041,028
                   TOTAL                                                                              12,551,464
                CONSUMER DURABLES & APPAREL--4.8%
  4,847,000     China Hongxing Sports Ltd.                                                             2,798,150
  1,569,600     Consorcio ARA SAB de CV                                                                2,374,388
    378,340     Geox SpA                                                                               6,890,810
    291,443   1 Gildan Activewear, Inc.                                                                9,445,668
     28,056     Kaufman & Broad SA                                                                     1,917,461
     91,300     Shimano, Inc.                                                                          2,933,207
     53,442     Tod's SpA                                                                              4,698,598
                   TOTAL                                                                              31,058,282
                CONSUMER SERVICES--5.9%
    463,030     Enterprise Inns PLC                                                                    6,016,953
     76,715     Intralot SA                                                                            2,715,039
    346,816     Punch Taverns PLC                                                                      7,684,956
  2,677,000     Raffles Education Corp. Ltd.                                                           3,617,686
  5,325,000     Resorts World BHD                                                                      5,778,952
    659,200     Rezidor Hotel Group AB                                                                 4,849,905
    190,945     Sol Melia SA                                                                           3,766,461
    305,140     William Hill PLC                                                                       3,783,719
                   TOTAL                                                                              38,213,671
                DIVERSIFIED FINANCIALS--2.2%
    167,750     Arques Industries AG                                                                   7,141,167
     33,240   1 Partners Group                                                                         4,000,678
     76,400     TSX Group, Inc.                                                                        3,219,508
                   TOTAL                                                                              14,361,353
                ENERGY--8.4%
 27,487,500     Bumi Resources Tbk                                                                     7,464,657
    233,774     ERG SpA                                                                                5,194,058
    106,600     Fred Olsen Energy ASA                                                                  4,918,551
    101,600     Fugro NV                                                                               7,058,631
    269,274     Hunting PLC                                                                            3,944,343
    738,600   1 Paladin Resources Ltd.                                                                 3,672,017
    220,540     ProSafe ASA                                                                            3,328,877
    120,680     SBM Offshore NV                                                                        4,522,541
    135,200   1 SeaDrill Ltd.                                                                          2,516,136
     40,465     Technip SA                                                                             3,229,681
    214,800   1 Uranium One, Inc.                                                                      2,335,136
    941,900     Wood Group (John) PLC                                                                  6,865,271
                   TOTAL                                                                              55,049,899
                FOOD BEVERAGE & TOBACCO--2.9%
    482,400     Davide Campari - Milano SpA                                                            5,250,621
  1,247,000     Kuala Lumpur Kepong Bhd                                                                3,917,466
      2,105     Lindt & Spruengli AG                                                                   6,376,466
  3,405,000     Synear Food Holdings Ltd.                                                              3,663,332
                   TOTAL                                                                              19,207,885
                HEALTH CARE EQUIPMENT & SERVICES--1.2%
    149,888     Getinge AB, Class B                                                                    3,270,268
    419,142     Southern Cross Healthcare Ltd.                                                         4,284,634
                   TOTAL                                                                               7,554,902
                INSURANCE--0.7%
    125,300     Industrial Alliance Life Insurance Co.                                                 4,654,847
                MATERIALS-14.0%
    124,800     Agnico Eagle Mines Ltd.                                                                5,547,360
    275,500     Agrium, Inc.                                                                          12,587,950
    422,000     Air Water, Inc.                                                                        4,322,411
    160,000     Aquarius Platinum Ltd.                                                                 4,903,522
    133,986     Boehler-Uddeholm AG                                                                   13,324,131
    198,200   1 HudBay Minerals, Inc.                                                                  4,483,900
     45,200     Imerys SA                                                                              4,138,366
     69,211     K&S AG                                                                                 9,936,447
    475,635   1 Lundin Mining Corp.                                                                    5,449,984
     38,155     Novozymes A/S, Class B                                                                 4,514,517
    220,000     Tokuyama Corp.                                                                         2,988,687
    800,000     Tubacex SA                                                                             6,865,737
     53,000     Umicore                                                                               12,136,688
                   TOTAL                                                                              91,199,700
                MEDIA--0.9%
     29,997   1 Central European Media Enterprises Ltd., Class A                                       2,765,723
     64,830   1 Seloger.com                                                                            3,249,978
                   TOTAL                                                                               6,015,701
                PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--3.7%
    177,250   1 Actelion Ltd.                                                                          9,823,600
    314,072     Grifols SA                                                                             6,575,968
     70,873     Ipsen SA                                                                               3,721,875
     67,525     Stada Arzneimittel AG                                                                  4,330,696
                   TOTAL                                                                              24,452,139
                REAL ESTATE--2.5%
    145,000     Bukit Sembawang Estates Ltd.                                                             951,225
     34,600   1 E-House China Holdings Ltd., ADR                                                         625,568
      4,292   1 K.K. DaVinci Advisors                                                                  2,980,195
  6,390,000     Mah Sing Group BHD                                                                     3,540,369
     28,876     Orco Property                                                                          4,356,497
  1,719,800     S P Setia BHD                                                                          3,536,359
                   TOTAL                                                                              15,990,213
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.0%
    502,868   1 CSR PLC                                                                                6,580,264
                SOFTWARE & SERVICES--6.7%
    448,336   1 Autonomy Corp. PLC                                                                     8,375,170
    448,336   1 Blinkx PLC                                                                               348,024
    235,400   1 Business Objects SA, ADR                                                              10,336,414
    195,800     Capcom Co. Ltd.                                                                        4,210,571
    324,151     Indra Sistemas SA                                                                      8,469,399
     42,608     Software AG - Bearer                                                                   4,246,405
    145,400     Square Enix Co. Ltd.                                                                   4,508,041
     51,282   1 UbiSoft Entertainment SA                                                               3,183,469
                   TOTAL                                                                              43,677,493
                TECHNOLOGY HARDWARE & EQUIPMENT--3.5%
     43,472     EVS Broadcast Equipment SA                                                             3,967,720
    146,900   1 Logitech International SA                                                              3,961,403
     75,850     Neopost SA                                                                            11,602,545
    621,400   1 Wolfson Microelectronics PLC                                                           3,163,568
                   TOTAL                                                                              22,695,236
                TELECOMMUNICATION SERVICES--0.5%
    138,400     Freenet AG                                                                             3,223,954
                TRANSPORTATION--7.3%
  4,411,200   1 Airasia BHD                                                                            2,381,028
    116,500     Copa Holdings, Class A                                                                 5,646,755
  2,071,000     Cosco Corp (Singapore) Ltd.                                                            6,860,990
    469,745   1 EasyJet PLC                                                                            5,464,905
     10,596     Geodis SA                                                                              2,173,820
     87,750     Kuehne & Nagel International AG - Reg                                                  8,216,809
  1,614,000     Labroy Marine Ltd.                                                                     2,096,448
  1,257,000     Malaysian Airline System                                                               1,658,529
     35,469     Panalpina Welttransport Holding AG                                                     6,308,078
  4,437,800     Thoresen Thai Agencies PCL, GDR                                                        6,790,571
                   TOTAL                                                                              47,597,933
                UTILITIES--0.6%
  1,864,300     YTL Corp., Bhd                                                                         3,939,974
                   TOTAL COMMON STOCKS (IDENTIFIED COST $413,468,213)                                645,487,766
                PREFERRED STOCKS--0.7%
                MEDIA--0.7%
    315,938     Net Servicos de Comunicacao SA (IDENTIFIED COST $3,659,577)                            4,750,342
                MUTUAL FUND--0.4%
  2,723,940   2 Prime Value Obligations Fund, Institutional Shares, 5.33%3 (AT NET ASSET VALUE)        2,723,940
                   TOTAL INVESTMENTS-100.1%                                                          652,962,048
                   (IDENTIFIED COST $419,851,730)4
                   OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                             (375,202)
                   TOTAL NET ASSETS---100%                                                         $ 652,586,846


1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $419,851,730. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $233,110,318. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $243,903,448 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,793,130.



Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt






FEDERATED INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

 SHARES                                                                                                 VALUE IN
                                                                                                    U.S. DOLLARS
               COMMON STOCKS-92.3%
               AUTOMOBILES & COMPONENTS--2.7%
    78,945     Bayerische Motoren Werke AG                                                        $    4,799,634
               BANKS--10.5%
   108,968     ABN AMRO Holdings NV                                                                    5,066,311
    22,770     BNP Paribas SA                                                                          2,401,446
   158,423     Banco Santander, S.A.                                                                   2,891,876
   338,694     HSBC Holdings PLC                                                                       6,072,268
   245,898     Unicredito Italiano Spa                                                                 2,106,989
                  TOTAL                                                                               18,538,890
               COMMERCIAL SERVICES & SUPPLIES--4.9%
    67,142     Adecco SA                                                                               4,373,755
   370,050     Michael Page International PLC                                                          3,579,480
    25,400     Miller Herman, Inc.                                                                       737,108
                  TOTAL                                                                                8,690,343
               CONSUMER DURABLES & APPAREL--4.1%
    80,380     Compagnie Financiere Richemont AG                                                       4,973,467
    25,700     Tod's SpA                                                                               2,259,533
                  TOTAL                                                                                7,233,000
               CONSUMER SERVICES--3.6%
    33,967     Accor SA                                                                                2,915,569
    59,988     InterContinental Hotels Group PLC                                                       1,254,260
   236,873     Ladbrokes PLC                                                                           2,079,928
                  TOTAL                                                                                6,249,757
               DIVERSIFIED FINANCIALS-12.9%
    45,543     Credit Suisse Group                                                                     2,974,291
    10,997   1 Discover Financial Services                                                               254,471
   369,671     Invesco PLC                                                                             4,490,731
    62,200     Invesco PLC, ADR                                                                        1,535,718
    76,120     Janus Capital Group, Inc.                                                               2,024,031
    85,556     Julius Baer Holding Ltd., Zurich, Class B                                               5,661,742
    21,995     Morgan Stanley                                                                          1,371,828
   162,600     Schroders PLC                                                                           4,340,633
                  TOTAL                                                                               22,653,445
               ENERGY--6.7%
    43,600     GlobalSantaFe Corp.                                                                     3,077,724
    37,600     Tidewater, Inc.                                                                         2,460,920
    18,000     Total SA, Class B                                                                       1,354,757
    46,600   1 Transocean Sedco Forex, Inc.                                                            4,897,194
                  TOTAL                                                                               11,790,595
               FOOD BEVERAGE & TOBACCO--9.5%
   309,957     Cadbury Schweppes PLC                                                                   3,662,213
   196,459     Diageo PLC                                                                              4,194,812
    38,200     Heineken NV                                                                             2,418,723
    10,000     Nestle SA                                                                               4,346,927
    10,320     Pernod-Ricard                                                                           2,172,447
                  TOTAL                                                                               16,795,122
               HOUSEHOLD & PERSONAL PRODUCTS--0.9%
    13,500     L'Oreal SA                                                                              1,581,204
               INSURANCE-6.9%
    68,118     AXA                                                                                     2,729,063
   643,509     Benfield Group PLC                                                                      3,963,788
    56,714     Sun Life Financial Services of Canada                                                   2,729,078
    72,500     Willis Group Holdings Ltd.                                                              2,820,250
                  TOTAL                                                                               12,242,179
               MATERIALS--2.9%
    49,300     Akzo Nobel NV                                                                           3,879,769
     1,400     Givaudan SA                                                                             1,263,463
                  TOTAL                                                                                5,143,232
               MEDIA--7.6%
    53,500     Asatsu, Inc.                                                                            1,792,728
    24,200     Corus Entertainment, Inc., Class B                                                      1,119,021
   161,600     Grupo Televisa SA, GDR                                                                  4,211,296
    80,249     Vivendi SA                                                                              3,280,668
   215,900     WPP Group PLC                                                                           3,073,278
                  TOTAL                                                                               13,476,991
               PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--8.6%
   196,568     GlaxoSmithKline PLC                                                                     5,132,479
    92,197     Novartis AG                                                                             4,861,906
    70,100     Santen Pharmaceutical Co. Ltd.                                                          1,737,516
    49,700     Takeda Pharmaceutical Co. Ltd.                                                          3,399,465
                  TOTAL                                                                               15,131,366
               REAL ESTATE--1.0%
   132,086     Sun Hung Kai Properties                                                                 1,765,065
               RETAILING--2.4%
   329,212     JJB Sports PLC                                                                          1,392,266
 1,525,389     Signet Group PLC                                                                        2,906,411
                  TOTAL                                                                                4,298,677
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.1%
     5,904     Samsung Electronics Co.                                                                 3,718,708
               TELECOMMUNICATION SERVICES--2.8%
 1,506,089     Vodafone Group PLC                                                                      4,852,572
               TRANSPORTATION--2.2%
    78,200     Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR                                 3,881,848
                  TOTAL COMMON STOCKS (IDENTIFIED COST $107,443,742)                                 162,842,628
               EXCHANGE TRADED FUND-5.2%
   646,725     iShares MSCI Japan (IDENTIFIED COST $7,515,730)                                         9,099,421
               MUTUAL FUND--2.4%
 4,207,601   2 Prime Value Obligations Fund, Institutional Shares, 5.33%3 (AT NET ASSET VALUE)         4,207,601
                  TOTAL INVESTMENTS --- 99.9%                                                        176,149,650
                  (IDENTIFIED COST $119,167,073)4
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.1%                                          173,897
                  TOTAL NET ASSETS --- 100%                                                       $  176,323,547

1    Non-income producing security.

2    Affiliated company.

3    7-Day net yield.

4 At August 31, 2007, the cost of investments for federal tax purposes was $119,167,073. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $56,982,577. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,672,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,690,298.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, including Exchange Traded Funds, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end registered investment companies, based on net asset value (NAV);

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


    The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depository Receipt











ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED WORLD INVESTMENT SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER


DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER


DATE        OCTOBER 23, 2007